Subsidiaries - Summarized Financial Information of Subsidiary with Material Non-controlling Interests (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Financial of the Group [Line Items]
Current assets	¥ 37,866	¥ 38,985
Non-current assets	285,345	287,398
Current liabilities	(110,990)	(95,681)
Non-current liabilities	(127,713)	(145,571)
Net assets	84,508	85,131
Carrying amount of non-controlling interests	16,657	15,547
Revenue	101,644	92,561	¥ 154,322
(Loss)/Profit for the year	(11,016)	(11,827)	3,084
Total comprehensive income	(11,159)	(12,045)	3,001
(Loss)/profit allocated to non-controlling interests	1,090	(980)	444
Net cash generated from operating activities	7,688	2,698	31,175
Net cash used in investing activities	(15,820)	(8,049)	(14,427)
Net cash (used)/generated from financing activities	¥ 4,186	¥ 28,945	¥ (21,833)
Xiamen Airlines Company Limited [member]
Consolidated Financial of the Group [Line Items]
Non-controlling interests percentage	45.00%	45.00%
Current assets	¥ 3,137	¥ 2,292
Non-current assets	48,775	50,975
Current liabilities	(18,601)	(16,033)
Non-current liabilities	(13,781)	(18,431)
Net assets	19,530	18,803
Carrying amount of non-controlling interests	9,103	8,809
Revenue	21,037	20,675
(Loss)/Profit for the year	(938)	(181)
Total comprehensive income	(1,071)	(304)
(Loss)/profit allocated to non-controlling interests	(455)	(109)
Dividend paid to non-controlling interests		31
Net cash generated from operating activities	4,291	4,268
Net cash used in investing activities	(1,099)	(1,430)
Net cash (used)/generated from financing activities	¥ (2,529)	¥ (3,201)
China Southern Air Logistics Co Ltd [member]
Consolidated Financial of the Group [Line Items]
Non-controlling interests percentage	45.00%	45.00%
Current assets	¥ 12,124	¥ 8,479
Non-current assets	2,046	732
Current liabilities	(3,505)	(2,708)
Non-current liabilities	(91)	(112)
Net assets	10,574	6,391
Carrying amount of non-controlling interests	4,814	2,892
Revenue	19,659	15,397
(Loss)/Profit for the year	5,693	4,013
Total comprehensive income	5,693	4,013
(Loss)/profit allocated to non-controlling interests	2,572	16
Dividend paid to non-controlling interests	650	2
Net cash generated from operating activities	6,872	5,241
Net cash used in investing activities	(3,390)	(1,468)
Net cash (used)/generated from financing activities	¥ (2,486)	¥ 1,122